INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of provision for income taxes

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Current tax expense —Russia	9,052	12,421	11,987	161.3
Current tax expense —Netherlands	563	38	218	3.0
Current tax expense—other	196	68	388	5.2
Total current tax expense	9,811	12,527	12,593	169.5
Deferred tax (benefit)/expense - Russia	1,351	1,219	(5,436)	(73.2)
Deferred tax (benefit)/expense - Netherlands	418	(738)	87	1.2
Deferred tax expense-other	76	185	186	2.5
Total deferred tax (benefit)/expense	1,845	666	(5,163)	(69.5)
Total income tax expense	11,656	13,193	7,430	100.0

Schedule of components of net income before income taxes

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Income before income tax expense —Russia	38,626	40,332	14,520	195.4
Loss before income tax expense —Netherlands	(17,050)	(4,009)	(28,707)	(386.4)
Income before income tax expense —other	1,145	220	6,964	93.8
Total income/(loss) before income tax expense	22,721	36,543	(7,223)	(97.2)

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Expected expense/(income) at Dutch statutory income tax rate of 25%	5,680	9,136	(1,806)	(24.3)
Effect of:
Tax on inter-company dividends	764	936	(617)	(8.3)
Non-deductible share-based compensation	2,464	3,932	5,207	70.1
Other expenses not deductible for tax purposes	1,911	1,977	2,015	27.1
Accrual of unrecognized tax benefit	319	121	949	12.8
Reversal of prior year unrecognized tax benefit accrual following tax audits	(417)	—	—	—
Equity method loss of Yandex Market	1,088	618	—	—
Effect of consolidation of Yandex Market	—	(4,807)	—	—
Effect of the revaluation of investment in Clickhouse	—	—	(871)	(11.7)
Effect of the contribution to a not-for-profit organization	—	—	374	5.0
Effect of the disposal of intercompany investments	—	—	(1,462)	(19.7)
Difference in foreign tax rates	(2,381)	(2,244)	(1,754)	(23.6)
Change in valuation allowance	2,316	3,428	5,145	69.3
Other	(88)	96	250	3.3
Income tax expense	11,656	13,193	7,430	100.0

Schedule of movements in the valuation allowance

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Balance at the beginning of the period	(1,717)	(3,828)	(7,763)	(104.5)
Charged to expenses	(2,316)	(3,428)	(5,145)	(69.3)
Foreign currency translation adjustment	205	(272)	(19)	(0.3)
Acquisition-related change	—	(1,094)	—	—
Other	—	859	445	6.1
Balance at the end of the period	(3,828)	(7,763)	(12,482)	(168.0)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Balance at the beginning of the period	239	439	427	5.7
Increases related to prior years tax positions	155	53	633	8.5
Decreases related to prior years tax positions	(11)	(61)	(141)	(1.9)
Increases related to current year tax positions	56	105	426	5.7
Settlements	—	(109)	—	—
Balance at the end of the period	439	427	1,345	18.0

Schedule of deferred tax assets and liabilities

	2020	2021	2021
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	4,131	5,628	75.8
Net operating loss carryforward	10,214	17,740	238.8
Intangible assets	946	1,658	22.3
Property and equipment	468	454	6.1
Content assets	59	—	—
Operating lease liabilities	3,407	6,956	93.6
Finance lease liabilities	180	3,364	45.3
Other	159	955	12.8
Total deferred tax asset	19,564	36,755	494.7
Valuation allowance	(7,763)	(12,482)	(168.0)
Total deferred tax asset, net of valuation allowance	11,801	24,273	326.7
Deferred tax liability
Convertible debt discount	(2,081)	(2,299)	(30.9)
Property and equipment	(2,570)	(2,829)	(38.1)
Intangible assets	(3,717)	(3,542)	(47.7)
Content assets	(652)	(1,213)	(16.3)
Unremitted earnings	(1,875)	(1,224)	(16.5)
Deferred expenses	(165)	(114)	(1.5)
Allowance for doubtful accounts	(3)	(25)	(0.3)
Operating lease assets	(2,319)	(6,532)	(87.9)
Finance lease assets	(119)	(3,289)	(44.3)
Other	(366)	(570)	(7.7)
Total deferred tax liability	(13,867)	(21,637)	(291.2)
Net deferred tax (liability)/asset	(2,066)	2,636	35.5
Net deferred tax assets	1,639	5,625	75.7
Net deferred tax liabilities	(3,705)	(2,989)	(40.2)